Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net income / (loss)	$ (3,794)	$ 19
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	4,164	4,318
Amortization of special survey costs	54	185
Amortization of financing costs	116	125
Bad debt provisions	231
Changes in assets and liabilities:
Inventories	365	(427)
Trade receivables, net	367	(568)
Prepayments and other assets	143	400
Accounts payable	(410)	649
Due to related parties	3,824	50
Hire collected in advance	387	(1,614)
Accrued and other liabilities	116	49
Net cash provided by operating activities	5,563	3,186
Cash flow from investing activities:
Net cash provided by investing activities
Cash flows from financing activities:
Repayment of long-term debt	(5,552)	(5,752)
Change in restricted cash		(500)
Payment of financing costs	(190)	(22)
Net cash used in financing activities	(5,742)	(6,274)
Net decrease in cash and cash equivalents	(179)	(3,088)
Cash and cash equivalents at the beginning of the period	783	4,122
Cash and cash equivalents at the end of the period	$ 604	$ 1,034